Statement of Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income
Sales of goods		$ 74,510	$ 76,568	$ 71,873
Sales of services		31,298	30,190	28,669
Other income (Note 17)		2,227	778	3,107
GE Capital earnings from continuing operations		0	0	0
GE Capital revenues from services		9,350	9,648	9,595
Total revenues and other income		117,386	117,184	113,245
Costs and expenses
Cost of goods sold		59,905	61,257	57,867
Cost of services sold		22,788	22,447	21,974
Selling, general and administrative expenses		17,831	16,848	17,945
Interest and other financial charges		3,463	2,723	2,870
Investment contracts, insurance losses and insurance annuity benefits		2,605	2,530	2,661
Other costs and expenses		2,608	1,115	828
Total costs and expenses		109,200	106,921	104,145
Earnings (loss) from continuing operations before income taxes		8,186	10,263	9,100
Benefit (provision) for income taxes		(6,485)	(773)	(1,219)
Earnings (loss) from continuing operations		1,700	9,490	7,881
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(7,495)	5,855	5,475
Net earnings (loss)		(5,795)	15,345	13,355
Less net earnings (loss) attributable to noncontrolling interests		332	112	298
Net earnings (loss) attributable to the Company		(6,126)	15,233	13,057
Preferred stock dividends declared		(18)	0	0
Net earnings (loss) attributable to GE common shareowners		(6,145)	15,233	13,057
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		1,700	9,490	7,881
Less net earnings (loss) from continuing operations, attributable to noncontrolling interests		19	(45)	262
Earnings (loss) from continuing operations attributable to the Company		1,681	9,535	7,618
Preferred stock dividends declared		(18)	0	0
Net earnings (loss) from continuing operations attributable to GE common shareowners		1,663	9,535	7,618
Earnings (loss) from discontinued operations, net of taxes		(7,495)	5,855	5,475
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		312	157	36
Net earnings (loss) attributable to GE common shareowners		$ (6,145)	$ 15,233	$ 13,057
Earnings (loss) from continuing operations
Diluted earnings (loss) per share		$ 0.17	$ 0.94	$ 0.74
Basic earnings (loss) per share		0.17	0.95	0.74
Net earnings
Diluted earnings (loss) per share		(0.61)	1.5	1.27
Basic earnings (loss) per share		(0.62)	1.51	1.28
Dividends declared per common share		$ 0.92	$ 0.89	$ 0.79
GE
Revenues and other income
Sales of goods		$ 74,565	$ 76,715	$ 71,951
Sales of services		31,641	30,594	29,063
Other income (Note 17)		2,165	707	2,886
GE Capital earnings from continuing operations		(7,672)	1,532	699
GE Capital revenues from services		0	0	0
Total revenues and other income		100,700	109,546	104,599
Costs and expenses
Cost of goods sold		59,970	61,420	57,962
Cost of services sold		20,858	20,456	19,668
Selling, general and administrative expenses		14,914	14,972	16,104
Interest and other financial charges		1,706	1,579	1,333
Investment contracts, insurance losses and insurance annuity benefits		0	0	0
Other costs and expenses		0	0	0
Total costs and expenses		97,447	98,427	95,068
Earnings (loss) from continuing operations before income taxes		3,252	11,119	9,531
Benefit (provision) for income taxes		(1,506)	(1,634)	(1,667)
Earnings (loss) from continuing operations		1,746	9,485	7,864
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(7,807)	5,698	5,439
Net earnings (loss)	[1]	(6,061)	15,182	13,303
Less net earnings (loss) attributable to noncontrolling interests	[1]	83	(50)	245
Net earnings (loss) attributable to the Company	[1]	(6,145)	15,233	13,057
Preferred stock dividends declared		0	0	0
Net earnings (loss) attributable to GE common shareowners		(6,145)	15,233	13,057
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		1,746	9,485	7,864
Less net earnings (loss) from continuing operations, attributable to noncontrolling interests		83	(50)	245
Earnings (loss) from continuing operations attributable to the Company		1,663	9,535	7,618
Preferred stock dividends declared		0	0	0
Net earnings (loss) from continuing operations attributable to GE common shareowners		1,663	9,535	7,618
Earnings (loss) from discontinued operations, net of taxes	[1]	(7,807)	5,698	5,439
Net earnings (loss) attributable to GE common shareowners		(6,145)	15,233	13,057
GE Capital
Revenues and other income
Sales of goods		79	121	126
Sales of services		0	0	0
Other income (Note 17)		0	0	0
GE Capital earnings from continuing operations		0	0	0
GE Capital revenues from services		10,722	11,199	11,141
Total revenues and other income		10,801	11,320	11,267
Costs and expenses
Cost of goods sold		69	104	108
Cost of services sold		2,273	2,394	2,700
Selling, general and administrative expenses		3,512	2,689	2,550
Interest and other financial charges		2,301	1,638	2,021
Investment contracts, insurance losses and insurance annuity benefits		2,737	2,660	2,764
Other costs and expenses		2,647	1,159	856
Total costs and expenses		13,539	10,645	10,999
Earnings (loss) from continuing operations before income taxes		(2,739)	676	268
Benefit (provision) for income taxes		(4,979)	861	448
Earnings (loss) from continuing operations		(7,718)	1,537	716
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(7,485)	5,860	5,540
Net earnings (loss)		(15,202)	7,397	6,256
Less net earnings (loss) attributable to noncontrolling interests		248	162	53
Net earnings (loss) attributable to the Company		(15,450)	7,234	6,204
Preferred stock dividends declared		(330)	(322)	(298)
Net earnings (loss) attributable to GE common shareowners		(15,780)	6,912	5,906
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		(7,718)	1,537	716
Less net earnings (loss) from continuing operations, attributable to noncontrolling interests		(64)	5	17
Earnings (loss) from continuing operations attributable to the Company		(7,654)	1,532	699
Preferred stock dividends declared		(330)	(322)	(298)
Net earnings (loss) from continuing operations attributable to GE common shareowners		(7,983)	1,209	401
Earnings (loss) from discontinued operations, net of taxes		(7,485)	5,860	5,540
Net earnings (loss) attributable to GE common shareowners		$ (15,780)	$ 6,912	$ 5,906

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.